Accounts Payable (Details) - Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Accounts payable	$ 5,263,945	$ 51,127,328
Accounts payable, subsequent settlement	$ 4,762,206	$ 51,127,328
Accounts payable, % of collection	90.50%	100.00%
Accounts payable aged less than 6 months [Member]
Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Accounts payable	$ 5,263,945	$ 50,049,201
Accounts payable, subsequent settlement	$ 4,762,206	$ 50,049,201
Accounts payable, % of collection	90.50%	100.00%
Accounts payable aged from 7 to 12 months [Member]
Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket [Line Items]
Accounts payable		$ 1,078,127
Accounts payable, subsequent settlement		$ 1,078,127
Accounts payable, % of collection		100.00%